Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Total net revenue	$ 4,481	$ 3,294	$ 11,916	$ 10,981	$ 14,868	$ 5,679
Cost of net revenue	2,445	2,000	7,346	6,747	8,915	3,270
Gross profit	2,036	1,294	4,570	4,234	5,953	2,409
Operating expenses
Research and development	3,484	4,509	11,038	15,636	19,768	11,471
Selling, general and administrative	2,112	3,353	6,331	8,938	11,108	7,016
Gain on license and asset sale		(2,557)	(406)	(2,557)	(2,557)
Total operating expenses	5,596	5,305	16,963	22,017	38,265	18,487
Impairment of goodwill					9,946
Loss from operations	(3,560)	(4,011)	(12,393)	(17,783)	(32,312)	(16,078)
Interest expense					(16)	(2,979)
Change in fair value of warrant liabilities	2,615		4,239		1,595	8,102
Financing cost - warrant issuance					(1,576)
Other income/(expense), net	322	3	297	(22)	(89)	44
Net loss	(623)	(4,008)	(7,857)	(17,805)	(32,398)	(10,911)
Other comprehensive loss, net of tax:
Net unrealized gain (loss) on available-for-sale securities	4	5	25	(36)	(25)
Comprehensive loss	$ (619)	$ (4,003)	$ (7,832)	$ (17,841)	$ (32,423)	$ (10,911)
Net loss per share
Basic (in Dollars per share)	$ (0.87)	$ (8)	$ (12.63)	$ (35.68)	$ (64.41)	$ (74.22)
Shares used in computing net loss per share
Shares used in computing net loss per share, basic (in Shares)	715	501	622	499	503	147
Product
Net revenue
Total net revenue	$ 4,262	$ 3,060	$ 11,385	$ 10,384	$ 14,199	$ 4,906
Royalty and other
Net revenue
Total net revenue	$ 219	$ 234	$ 531	$ 597	$ 669	$ 773